OMB APPROVAL
OMB Number: 3235-0570
Expires: August 31, 2011
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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna—1345 Avenue of the Americas, New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-739-3371

Date of fiscal year end:  January 31, 2011

Date of reporting period:  July 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

July 31, 2010

PIMCO Strategic Global Government Fund, Inc.

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	1

Dear Shareholder:

U.S. government and corporate bonds experienced volatility during the fiscal six month period ended July 31, 2010. At the beginning of the period, the economy was growing, albeit at a modest pace, and many fixed-income investors sought to capture higher yields by shifting out of lower-yielding U.S. Treasuries and into riskier corporate securities. Corporates performed well and mortgage-backed securities also experienced gains, even though the Federal Reserve (the “Fed”) ceased their purchase in the spring as some of the emergency measures put in place during the economic downturn of 2007-09 were wound down.

During the last three months of the reporting period, the story changed. The U.S. economy, which had grown at a 5.0% annual rate in late 2009, downshifted to 3.7% between January and March and 2.4% between April and June 2010. Unemployment remained close to 10%, and the housing market remained weak as foreclosures rose. The possibility of a double-dip recession, once largely dismissed, began to be taken more seriously. Overseas, concerns about sovereign debt in several European countries resulted in downgrades that rattled investors. Even China’s fast-growing economy showed signs of slowing down.

These worries combined to spark a reverse flight to quality. Treasury bonds, which had fallen out of favor, suddenly were in demand. Prices on the benchmark 10-year bond rose, pushing yields (which move in the opposite direction) sharply lower. As recently as April, yields on the 10-year touched 4%; by the end of the reporting period, yields were decisively under 3%, a dramatic move in such a short period of time. Corporate bonds generally suffered the opposite fate, dropping in price as investors fled. The stock market generally performed in similar fashion, giving up its gains for 2010, after peaking in late April.

Six Months in Review

For the fiscal six-month period ended July 31, 2010, PIMCO Strategic Global Government Fund, Inc. returned 13.46% on net asset value (“NAV”) and 11.11% on market price. In contrast, U.S. government bonds, as measured by the Barclays Capital Long Term U.S. Treasury Index, gained 10.42 % and the Barclays Capital U.S. Investment Grade Credit Index, which reflects corporate bond performance, rose 8.85%. The Barclays Capital U.S. Aggregate Bond Index, a measure of the broad U.S. bond market, returned 4.85%, and the Barclays Capital U.S. Intermediate Aggregate Bond Index, a broad measure of intermediate-term bonds, rose 4.32%. Mortgage-backed securities, as represented by the Barclays Capital Mortgage Index, advanced 4.08%. The Barclays Capital Global Aggregate Bond Index, a broad market measure of U.S. and non U.S. government and corporate bonds, returned 2.65%. Meantime, U.S. stocks lagged, as the Standard & Poor’s 500 Index increased 3.61 % during the six month reporting period.

Keeping a close eye on the slowing U.S. economy, the Federal Reserve (the “Fed”) kept key interest rates low. The closely-watched Federal Funds

2	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

Rate — the interest rate banks charge to lend federal funds to other banks, usually on an overnight basis — remained in the 0.0% to 0.25% range, while the discount-rate — the interest rate charged to banks for direct loans — ended the period at 0.75%, after an increase of 25 basis points in February.

The Fed also lowered expectations for robust economic growth. At their meeting in late June, policymakers cautioned it could take until 2016 for the U.S. economy to return to what they considered “normal”. It was also indicated that new stimulus measures may be necessary if conditions

“were to worsen appreciably.” Officials hinted at one such measure: the resumption of buying U.S. Treasury bonds to support the economy. This would be a reversal of an earlier policy to unwind such investments.

Positioned to Face Today’s Challenges

Although the idea of a another recession — defined as two consecutive quarters of negative economic growth — is no longer scoffed at, a more likely scenario may be for the U.S. economy to continue muddling along. Another concern that has reared its ugly head of late is the possibility of deflation. Deflation occurs when the price of goods and services falls due to a lack of demand. Deflation can cause wages to fall as well, setting off a potentially harmful downward economic spiral.

Going forward, the economy is likely to remain anemic for the near future. Investors should expect continued volatility, although, economic conditions have come a good distance from the dark days of 2008-09.

For specific information on the Fund and its performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager and Pacific Investment Management Company LLC (“PIMCO”), the Fund’s subadviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & CEO

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	3

PIMCO Strategic Global Government Fund, Inc. Fund Insights/Fund Performance & Statistics

July 31, 2010 (unaudited)

•	For the fiscal six-month period ended July 31, 2010, PIMCO Strategic Global Government Fund, Inc. returned 13.46% on NAV and 11.11% on market price.

•

10-year Treasury yields fell 67 basis points, ending the reporting period at 2.91%. In the second quarter of 2010, investors fled to the safe haven of U.S. Treasuries, as the sovereign debt crisis in Europe fueled risk aversion. First quarter 2010 gross domestic product (“GDP”) was reported at an annualized growth of 2.7% and second quarter GDP came in at 2.4%, revealing that the U.S. economy remained fragile and private consumption had not yet rebounded. The yield curve flattened by 24 basis points during the period.

•

Economic indicators, specifically consumption-related and employment data, were mostly weak. The Federal Reserve signaled that slowing inflation and Europe’s debt crisis may push an interest rate increase further into 2011.

•	Drivers of Fund performance:

•	An overweight in duration, or sensitivity to changes in market interest rates, contributed to performance as yields fell.

•

Regarding credit, an overweight in this sector contributed to the Fund’s performance. A focus on financials was positive for returns, as financials outperformed the overall investment grade corporate market during the period.

•

An overweight position in mortgage-backed securities contributed to the Fund’s returns during the period, with the Barclays Capital U.S. Fixed Rate Mortgage-Backed Securities Index returning 3.97% and outperforming like-duration Treasuries.

•

A curve-steepening strategy in the U.S. detracted from the Fund’s performance, as the yield curve flattened; the 2-year yield fell 26 basis points while the 30-year yield fell 50 basis points for the period.

4	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Fund Insights/Fund Performance & Statistics

July 31, 2010 (unaudited) (continued)

Total Return(1):	Market Price	NAV
Six Month	11.11%	13.46%
1 Year	37.12%	40.75%
5 Year	8.87%	9.96%
10 Year	12.50%	9.73%
Commencement of Operations (2/24/94) to 7/31/10	9.28%	8.16%

Market Price/NAV Performance:

Commencement of Operations (2/24/94) to 7/31/10

Market Price/NAV:

Market Price	$11.46
NAV	$9.87
Premium to NAV	16.11%
Market Price Yield(2)	7.85%

Moody’s Ratings

    (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to shareholders by the market price per share at July 31, 2010.

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	5

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES – 164.4%
Fannie Mae – 119.4%
	$28	2.45%, 4/1/30, FRN, MBS (l)	Aaa/AAA	$29,603
	146	2.65%, 3/1/32, FRN, MBS (l)	Aaa/AAA	151,675
	10	2.665%, 2/1/32, FRN, MBS	Aaa/AAA	10,007
	21	2.798%, 9/1/28, FRN, MBS	Aaa/AAA	22,141
	233	2.815%, 12/1/30, FRN, MBS (l)	Aaa/AAA	245,534
	95	2.903%, 12/1/28, FRN, MBS (l)	Aaa/AAA	99,651
	116	2.972%, 12/1/25, FRN, MBS (l)	Aaa/AAA	122,159
	86	3.00%, 3/1/31, FRN, MBS (l)	Aaa/AAA	90,295
	8	3.025%, 10/1/31, FRN, MBS	Aaa/AAA	8,184
	74	3.153%, 11/1/27, FRN, MBS (l)	Aaa/AAA	77,433
	50	3.213%, 2/1/27, FRN, MBS (l)	Aaa/AAA	51,746
	25,000	4.00%, MBS, TBA (e)	Aaa/AAA	25,429,700
	421	4.25%, 11/25/24, CMO (l)	Aaa/AAA	454,622
	20	4.25%, 3/25/33, CMO	Aaa/AAA	21,248
	28,851	4.50%, 4/1/40, MBS (l)	Aaa/AAA	30,335,108
	4,216	4.50%, 7/25/40, CMO (l)	Aaa/AAA	4,325,174
	126,000	4.50%, MBS, TBA (e)	Aaa/AAA	131,768,406
	15	5.00%, 12/1/18, MBS	Aaa/AAA	16,485
	86	5.50%, 8/25/14, CMO (l)	Aaa/AAA	89,222
	27	5.50%, 12/25/16, CMO (l)	Aaa/AAA	29,500
	125	5.50%, 7/25/24, CMO (l)	Aaa/AAA	134,625
	142	5.50%, 4/1/32, MBS (l)	Aaa/AAA	154,162
	20	5.50%, 12/25/32, CMO	Aaa/AAA	19,859
	23,302	5.50%, 5/1/33, MBS (l)	Aaa/AAA	25,227,062
	887	5.50%, 12/25/34, CMO (l)	Aaa/AAA	996,201
	1,370	5.50%, 4/25/35, CMO (l)	Aaa/AAA	1,544,604
	10,114	5.50%, 9/1/36, MBS (l)	Aaa/AAA	10,952,442
	76,000	5.50%, MBS, TBA (e)	Aaa/AAA	81,890,000
	100	5.75%, 6/25/33, CMO (l)	Aaa/AAA	113,278
	2,500	5.807%, 8/25/43, CMO	Aaa/AAA	2,720,148
	59	6.00%, 2/25/17, CMO (l)	Aaa/AAA	64,387
	311	6.00%, 4/25/17, CMO (l)	Aaa/AAA	341,578
	2,253	6.00%, 12/1/32, MBS (l)	Aaa/AAA	2,488,386
	1,713	6.00%, 1/1/33, MBS (l)	Aaa/AAA	1,891,491
	456	6.00%, 2/1/33, MBS (l)	Aaa/AAA	503,090
	4,499	6.00%, 4/1/35, MBS (l)	Aaa/AAA	4,968,564
	6,086	6.00%, 1/1/36, MBS (l)	Aaa/AAA	6,641,212
	1,741	6.00%, 10/1/36, MBS (l)	Aaa/AAA	1,930,711
	9,804	6.00%, 9/1/37, MBS (l)	Aaa/AAA	10,673,601
	16,893	6.00%, 5/1/40, MBS (l)	Aaa/AAA	18,434,564
	6,644	6.00%, 1/25/44, CMO (l)	Aaa/AAA	7,353,101
	29	6.50%, 5/1/13, MBS (l)	Aaa/AAA	31,206
	22	6.50%, 10/1/13, MBS	Aaa/AAA	23,731
	170	6.50%, 2/1/14, MBS (l)	Aaa/AAA	185,028
	158	6.50%, 10/1/18, MBS (l)	Aaa/AAA	172,249
	139	6.50%, 9/1/19, MBS (l)	Aaa/AAA	151,319

6	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)				Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$230		6.50%, 1/1/20, MBS (l)	Aaa/AAA	$249,883
	250		6.50%, 6/25/23, CMO (l)	Aaa/AAA	274,091
	2		6.50%, 12/1/23, MBS	Aaa/AAA	2,004
	–	(h)	6.50%, 3/1/24, MBS	Aaa/AAA	125
	23		6.50%, 4/1/27, MBS	Aaa/AAA	25,103
	170		6.50%, 11/18/27, CMO (l)	Aaa/AAA	191,081
	11		6.50%, 1/1/28, MBS	Aaa/AAA	12,778
	573		6.50%, 2/1/28, MBS (l)	Aaa/AAA	636,572
	51		6.50%, 4/1/28, MBS (l)	Aaa/AAA	56,355
	121		6.50%, 9/1/28, MBS (l)	Aaa/AAA	135,574
	717		6.50%, 11/1/28, MBS (l)	Aaa/AAA	800,918
	90		6.50%, 1/1/29, MBS (l)	Aaa/AAA	99,800
	40		6.50%, 2/1/29, MBS (l)	Aaa/AAA	44,860
	487		6.50%, 3/1/29, MBS (l)	Aaa/AAA	543,328
	73		6.50%, 4/1/29, MBS (l)	Aaa/AAA	81,656
	25		6.50%, 5/1/29, MBS (l)	Aaa/AAA	27,461
	65		6.50%, 6/1/29, MBS (l)	Aaa/AAA	72,187
	796		6.50%, 7/1/29, MBS (l)	Aaa/AAA	889,076
	16		6.50%, 8/1/29, MBS	Aaa/AAA	18,097
	5		6.50%, 9/1/29, MBS	Aaa/AAA	5,334
	8		6.50%, 12/1/29, MBS	Aaa/AAA	9,158
	206		6.50%, 4/1/31, MBS (l)	Aaa/AAA	228,404
	160		6.50%, 5/1/31, MBS (l)	Aaa/AAA	175,418
	152		6.50%, 8/1/31, MBS (l)	Aaa/AAA	165,691
	1,363		6.50%, 9/25/31, CMO (l)	Aaa/AAA	1,528,195
	67		6.50%, 10/1/31, MBS (l)	Aaa/AAA	73,783
	37		6.50%, 11/1/31, MBS (l)	Aaa/AAA	40,191
	2,382		6.50%, 3/25/32, CMO (l)	Aaa/AAA	2,595,415
	45		6.50%, 6/1/32, MBS (l)	Aaa/AAA	49,152
	137		6.50%, 8/1/32, MBS (l)	Aaa/AAA	149,716
	72		6.50%, 9/1/32, MBS (l)	Aaa/AAA	79,190
	476		6.50%, 10/1/32, MBS (l)	Aaa/AAA	532,145
	274		6.50%, 5/1/33, MBS (l)	Aaa/AAA	304,658
	77		6.50%, 6/1/33, MBS (l)	Aaa/AAA	85,525
	150		6.50%, 7/1/33, MBS (l)	Aaa/AAA	166,560
	175		6.50%, 8/1/33, MBS (l)	Aaa/AAA	195,356
	480		6.50%, 9/1/33, MBS (l)	Aaa/AAA	535,725
	1,474		6.50%, 10/1/33, MBS (l)	Aaa/AAA	1,642,732
	1,172		6.50%, 11/1/33, MBS (l)	Aaa/AAA	1,306,998
	188		6.50%, 12/1/33, MBS (l)	Aaa/AAA	209,337
	518		6.50%, 1/1/34, MBS (l)	Aaa/AAA	575,917
	61		6.50%, 2/1/34, MBS (l)	Aaa/AAA	68,168
	27		6.50%, 3/1/34, MBS (l)	Aaa/AAA	29,969
	67		6.50%, 4/1/34, MBS (l)	Aaa/AAA	74,037
	75		6.50%, 5/1/34, MBS (l)	Aaa/AAA	83,780
	856		6.50%, 7/1/34, MBS (l)	Aaa/AAA	952,271
	609		6.50%, 8/1/34, MBS (l)	Aaa/AAA	675,651
	713		6.50%, 9/1/34, MBS (l)	Aaa/AAA	791,097

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$16	6.50%, 10/1/34, MBS	Aaa/AAA	$17,469
	474	6.50%, 11/1/34, MBS (l)	Aaa/AAA	526,130
	311	6.50%, 12/1/34, MBS (l)	Aaa/AAA	344,861
	32	6.50%, 1/1/35, MBS (l)	Aaa/AAA	35,873
	199	6.50%, 2/1/35, MBS (l)	Aaa/AAA	222,309
	131	6.50%, 4/1/35, MBS (l)	Aaa/AAA	145,994
	58	6.50%, 7/1/35, MBS (l)	Aaa/AAA	64,020
	223	6.50%, 10/1/35, MBS (l)	Aaa/AAA	247,399
	1,107	6.50%, 6/1/36, MBS (l)	Aaa/AAA	1,235,493
	4,037	6.50%, 12/1/36, MBS (l)	Aaa/AAA	4,436,699
	395	6.50%, 4/1/37, MBS (l)	Aaa/AAA	433,030
	2,865	6.50%, 2/1/38, MBS (l)	Aaa/AAA	3,147,880
	1,463	6.50%, 7/1/39, MBS (l)	Aaa/AAA	1,605,719
	1,256	6.50%, 12/25/41, CMO (l)	Aaa/AAA	1,394,108
	3,563	6.50%, 7/25/42, CMO (l)	Aaa/AAA	3,954,022
	310	6.50%, 8/25/42, CMO (l)	Aaa/AAA	343,826
	3,975	6.50%, 9/25/42, CMO (l)	Aaa/AAA	4,461,251
	50	6.50%, 10/25/42, CMO (l)	Aaa/AAA	55,976
	82	6.50%, 12/25/42, CMO (l)	Aaa/AAA	91,465
	1,545	6.50%, 6/25/44, CMO (l)	Aaa/AAA	1,714,073
	263	6.50%, 11/1/47, MBS (l)	Aaa/AAA	285,604
	64	6.85%, 12/18/27, CMO (l)	Aaa/AAA	72,696
	109	7.00%, 7/18/12, CMO (l)	Aaa/AAA	113,306
	69	7.00%, 1/1/13, MBS (l)	Aaa/AAA	71,598
	21	7.00%, 2/1/15, MBS	Aaa/AAA	22,489
	223	7.00%, 3/1/16, MBS (l)	Aaa/AAA	245,509
	93	7.00%, 5/1/16, MBS (l)	Aaa/AAA	101,932
	107	7.00%, 11/1/16, MBS (l)	Aaa/AAA	112,296
	361	7.00%, 5/1/17, MBS (l)	Aaa/AAA	396,177
	95	7.00%, 11/1/17, MBS (l)	Aaa/AAA	102,691
	707	7.00%, 7/1/21, MBS (l)	Aaa/AAA	766,833
	130	7.00%, 11/1/24, MBS (l)	Aaa/AAA	146,206
	10	7.00%, 10/1/25, MBS	Aaa/AAA	11,819
	49	7.00%, 6/18/27, CMO (l)	Aaa/AAA	55,193
	6	7.00%, 9/1/27, MBS	Aaa/AAA	6,571
	10	7.00%, 11/1/27, MBS	Aaa/AAA	11,714
	36	7.00%, 12/1/27, MBS (l)	Aaa/AAA	40,632
	3	7.00%, 5/1/28, MBS	Aaa/AAA	3,402
	18	7.00%, 6/1/28, MBS	Aaa/AAA	20,853
	53	7.00%, 2/1/29, MBS (l)	Aaa/AAA	59,622
	150	7.00%, 3/1/29, MBS (l)	Aaa/AAA	170,651
	141	7.00%, 4/1/29, MBS (l)	Aaa/AAA	159,846
	75	7.00%, 5/1/29, MBS (l)	Aaa/AAA	84,471
	56	7.00%, 6/1/29, MBS (l)	Aaa/AAA	63,826
	31	7.00%, 7/1/29, MBS (l)	Aaa/AAA	35,312
	87	7.00%, 9/1/29, MBS (l)	Aaa/AAA	98,369
	32	7.00%, 10/1/29, MBS	Aaa/AAA	36,723
	1	7.00%, 11/1/29, MBS	Aaa/AAA	956

8	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$15	7.00%, 3/1/30, MBS	Aaa/AAA	$16,797
	6,180	7.00%, 4/1/30, MBS (l)	Aaa/AAA	7,011,630
	138	7.00%, 5/1/30, MBS (l)	Aaa/AAA	157,088
	15	7.00%, 4/1/31, MBS	Aaa/AAA	16,738
	11	7.00%, 6/1/31, MBS	Aaa/AAA	12,202
	42	7.00%, 7/1/31, MBS (l)	Aaa/AAA	47,860
	107	7.00%, 8/1/31, MBS (l)	Aaa/AAA	122,139
	107	7.00%, 9/1/31, MBS (l)	Aaa/AAA	121,654
	14	7.00%, 11/1/31, MBS	Aaa/AAA	15,968
	163	7.00%, 12/1/31, MBS (l)	Aaa/AAA	184,987
	72	7.00%, 1/1/32, MBS (l)	Aaa/AAA	78,924
	164	7.00%, 2/1/32, MBS (l)	Aaa/AAA	185,764
	54	7.00%, 4/1/32, MBS (l)	Aaa/AAA	62,043
	154	7.00%, 5/1/32, MBS (l)	Aaa/AAA	175,106
	149	7.00%, 6/1/32, MBS (l)	Aaa/AAA	169,537
	67	7.00%, 7/1/32, MBS (l)	Aaa/AAA	76,274
	25	7.00%, 8/1/32, MBS	Aaa/AAA	28,722
	385	7.00%, 9/25/32, CMO (l)	Aaa/AAA	433,270
	270	7.00%, 9/1/33, MBS (l)	Aaa/AAA	300,965
	357	7.00%, 11/1/33, MBS (l)	Aaa/AAA	400,087
	609	7.00%, 1/1/34, MBS (l)	Aaa/AAA	677,201
	164	7.00%, 7/1/34, MBS (l)	Aaa/AAA	181,306
	147	7.00%, 2/25/35, CMO (l)	Aaa/AAA	166,971
	163	7.00%, 3/1/35, MBS (l)	Aaa/AAA	182,766
	3,130	7.00%, 7/1/36, MBS (l)	Aaa/AAA	3,445,762
	1,681	7.00%, 9/25/41, CMO, VRN (l)	Aaa/AAA	1,932,024
	205	7.00%, 10/25/41, CMO (l)	Aaa/AAA	231,314
	83	7.00%, 7/25/42, CMO (l)	Aaa/AAA	92,635
	432	7.00%, 11/25/43, CMO	Aaa/AAA	487,313
	393	7.00%, 2/25/44, CMO	Aaa/AAA	453,176
	2,526	7.00%, 3/25/45, CMO (l)	Aaa/AAA	2,880,078
	319	7.00%, 12/1/46, MBS (l)	Aaa/AAA	352,942
	385	7.00%, 1/1/47, MBS (l)	Aaa/AAA	425,444
	623	7.50%, 6/1/17, MBS (l)	Aaa/AAA	679,490
	54	7.50%, 12/1/17, MBS (l)	Aaa/AAA	60,248
	438	7.50%, 5/1/22, MBS (l)	Aaa/AAA	497,314
	61	7.50%, 10/25/22, CMO (l)	Aaa/AAA	68,411
	763	7.50%, 4/1/24, MBS (l)	Aaa/AAA	862,180
	59	7.50%, 11/25/26, CMO (l)	Aaa/AAA	65,569
	217	7.50%, 6/19/30, CMO, VRN (l)	Aaa/AAA	247,411
	217	7.50%, 6/25/30, CMO, PO (l)	Aaa/AAA	248,382
	47	7.50%, 7/1/31, MBS (l)	Aaa/AAA	54,087
	105	7.50%, 5/1/32, MBS (l)	Aaa/AAA	119,878
	333	7.50%, 9/1/35, MBS (l)	Aaa/AAA	377,051
	90	7.50%, 9/1/37, MBS (l)	Aaa/AAA	100,029
	1,244	7.50%, 7/25/41, CMO (l)	Aaa/AAA	1,425,036
	1,367	7.50%, 2/25/42, CMO, VRN (l)	Aaa/AAA	1,579,511
	79	7.50%, 7/25/42, CMO (l)	Aaa/AAA	90,034

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	9

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$8	7.50%, 8/25/42, CMO	Aaa/AAA	$9,579
	1,213	7.50%, 10/25/42, CMO (l)	Aaa/AAA	1,411,879
	730	7.50%, 3/25/44, CMO	Aaa/AAA	850,236
	2,837	7.50%, 6/25/44, CMO (l)	Aaa/AAA	3,270,280
	95	7.70%, 3/25/23, CMO (l)	Aaa/AAA	110,370
	9	8.00%, 4/1/19, MBS	Aaa/AAA	9,708
	365	8.00%, 9/25/21, CMO (l)	Aaa/AAA	410,628
	3	8.00%, 1/1/22, MBS	Aaa/AAA	3,455
	4	8.00%, 12/1/22, MBS	Aaa/AAA	4,644
	7	8.00%, 6/1/24, MBS	Aaa/AAA	8,200
	304	8.00%, 9/1/24, MBS (l)	Aaa/AAA	348,584
	1	8.00%, 12/1/24, MBS	Aaa/AAA	1,705
	3	8.00%, 9/1/27, MBS	Aaa/AAA	2,933
	20	8.00%, 4/1/30, MBS	Aaa/AAA	23,780
	88	8.00%, 5/1/30, MBS (l)	Aaa/AAA	102,655
	1,892	8.00%, 7/19/30, CMO, VRN (l)	Aaa/AAA	2,154,848
	41	8.00%, 8/1/30, MBS (l)	Aaa/AAA	47,833
	1	8.00%, 9/1/30, MBS	Aaa/AAA	1,271
	1	8.00%, 10/1/30, MBS	Aaa/AAA	1,411
	17	8.00%, 1/1/31, MBS	Aaa/AAA	19,378
	12	8.00%, 3/1/31, MBS	Aaa/AAA	14,210
	118	8.00%, 5/1/31, MBS (l)	Aaa/AAA	137,580
	375	8.00%, 7/1/31, MBS (l)	Aaa/AAA	434,822
	33	8.00%, 8/1/31, MBS	Aaa/AAA	38,939
	346	8.00%, 10/1/31, MBS (l)	Aaa/AAA	402,186
	68	8.00%, 11/1/31, MBS (l)	Aaa/AAA	78,624
	32	8.00%, 1/1/32, MBS (l)	Aaa/AAA	37,414
	97	8.00%, 5/1/32, MBS (l)	Aaa/AAA	112,403
	12	8.00%, 6/1/32, MBS	Aaa/AAA	14,049
	110	8.00%, 1/1/35, MBS (l)	Aaa/AAA	122,749
	44	8.50%, 4/1/16, MBS (l)	Aaa/AAA	47,946
	619	8.50%, 9/25/21, CMO (l)	Aaa/AAA	701,226
	566	8.50%, 10/25/21, CMO (l)	Aaa/AAA	640,573
	393	8.50%, 12/25/21, CMO (l)	Aaa/AAA	438,624
	1,407	8.50%, 6/18/27, CMO (l)	Aaa/AAA	1,594,100
	210	8.50%, 6/25/30, CMO (l)	Aaa/AAA	246,726
	420	8.50%, 6/1/36, MBS (l)	Aaa/AAA	465,056
	963	9.417%, 5/15/21, MBS (l)	Aaa/AAA	1,107,672
	301	10.052%, 7/15/27, MBS (l)	Aaa/AAA	341,015
	11	10.30%, 4/25/19, CMO	Aaa/AAA	11,554

				461,632,071

Federal Housing Administration – 0.9%
	3,244	7.25%, 8/1/31 (g)	Aaa/AAA	3,240,407
	166	7.43%, 6/1/24 (g)	Aaa/AAA	166,163

				3,406,570

Freddie Mac – 24.5%
	11	2.699%, 12/1/26, FRN, MBS	Aaa/AAA	10,986
	9	2.716%, 4/1/33, FRN, MBS	Aaa/AAA	9,323

10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Freddie Mac (continued)
	$76	3.20%, 9/1/31, FRN, MBS (l)	Aaa/AAA	$78,362
	98	5.00%, 10/15/16, CMO (l)	Aaa/AAA	100,431
	109	5.00%, 11/15/16, CMO (l)	Aaa/AAA	111,506
	56	5.00%, 2/15/24, CMO (l)	Aaa/AAA	61,688
	66	6.00%, 10/15/12, CMO (l)	Aaa/AAA	66,501
	264	6.00%, 9/15/16, CMO (l)	Aaa/AAA	282,781
	2,757	6.00%, 12/15/16, CMO (l)	Aaa/AAA	2,987,283
	37	6.00%, 3/15/17, CMO (l)	Aaa/AAA	39,156
	1,061	6.00%, 4/1/17, MBS (l)	Aaa/AAA	1,150,473
	867	6.00%, 12/15/28, CMO (l)	Aaa/AAA	942,011
	7	6.00%, 2/1/33, MBS	Aaa/AAA	7,796
	1,743	6.00%, 3/1/33, MBS (l)	Aaa/AAA	1,893,193
	51	6.00%, 2/1/34, MBS (l)	Aaa/AAA	55,530
	124	6.00%, 3/15/35, CMO (l)	Aaa/AAA	136,533
	1,021	6.50%, 11/1/16, MBS (l)	Aaa/AAA	1,109,798
	98	6.50%, 4/15/18, CMO (l)	Aaa/AAA	98,622
	19	6.50%, 8/1/21, MBS	Aaa/AAA	21,006
	170	6.50%, 9/15/23, CMO (l)	Aaa/AAA	187,382
	2,740	6.50%, 10/15/23, CMO (l)	Aaa/AAA	2,880,139
	69	6.50%, 12/15/23, CMO (l)	Aaa/AAA	75,425
	9	6.50%, 6/1/29, MBS	Aaa/AAA	9,766
	11,192	6.50%, 6/15/31, CMO (l)	Aaa/AAA	12,264,331
	100	6.50%, 12/15/31, CMO (l)	Aaa/AAA	105,922
	1,075	6.50%, 6/15/32, CMO (l)	Aaa/AAA	1,178,622
	5,553	6.50%, 7/15/32, CMO (l)	Aaa/AAA	6,144,746
	112	6.50%, 8/1/34, MBS (l)	Aaa/AAA	123,391
	2,252	6.50%, 7/1/37, MBS (l)	Aaa/AAA	2,449,388
	120	6.50%, 2/25/43, CMO (l)	Aaa/AAA	132,678
	111	6.50%, 9/25/43, CMO, VRN (l)	Aaa/AAA	125,000
	644	6.50%, 10/25/43, CMO (l)	Aaa/AAA	716,605
	5,450	6.50%, 3/25/44, CMO (l)	Aaa/AAA	6,148,479
	429	6.50%, 9/1/47, MBS (l)	Aaa/AAA	468,654
	495	6.50%, 9/1/48, MBS (l)	Aaa/AAA	539,013
	118	6.50%, 10/1/48, MBS (l)	Aaa/AAA	129,326
	1,537	6.90%, 9/15/23, CMO (l)	Aaa/AAA	1,620,794
	756	6.95%, 7/15/21, CMO (l)	Aaa/AAA	844,287
	1,025	6.968%, 7/25/32, CMO, VRN (l)	Aaa/AAA	1,181,719
	365	7.00%, 9/1/11, MBS (l)	Aaa/AAA	377,321
	6	7.00%, 3/1/12, MBS	Aaa/AAA	6,326
	30	7.00%, 7/15/12, CMO (l)	Aaa/AAA	30,183
	106	7.00%, 9/1/12, MBS (l)	Aaa/AAA	112,276
	11	7.00%, 10/1/12, MBS	Aaa/AAA	11,328
	15	7.00%, 11/1/12, MBS	Aaa/AAA	15,822
	13	7.00%, 12/1/12, MBS	Aaa/AAA	13,669
	429	7.00%, 7/1/13, MBS (l)	Aaa/AAA	452,158
	10	7.00%, 1/1/14, MBS	Aaa/AAA	10,268
	377	7.00%, 9/1/14, MBS (l)	Aaa/AAA	405,595
	91	7.00%, 11/1/14, MBS (l)	Aaa/AAA	98,611

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	11

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Freddie Mac (continued)
	$26	7.00%, 7/1/15, MBS	Aaa/AAA	$28,390
	9	7.00%, 8/1/15, MBS	Aaa/AAA	10,211
	43	7.00%, 4/1/16, MBS (l)	Aaa/AAA	46,988
	4	7.00%, 6/1/16, MBS	Aaa/AAA	4,626
	40	7.00%, 7/1/16, MBS (l)	Aaa/AAA	43,658
	11	7.00%, 11/1/16, MBS	Aaa/AAA	11,801
	9	7.00%, 3/1/17, MBS	Aaa/AAA	10,203
	732	7.00%, 6/1/17, MBS (l)	Aaa/AAA	779,042
	427	7.00%, 8/1/21, MBS (l)	Aaa/AAA	462,212
	778	7.00%, 9/1/21, MBS (l)	Aaa/AAA	843,507
	541	7.00%, 5/15/23, CMO (l)	Aaa/AAA	555,724
	1,445	7.00%, 1/15/24, CMO (l)	Aaa/AAA	1,551,533
	78	7.00%, 3/15/24, CMO (l)	Aaa/AAA	87,285
	77	7.00%, 5/15/24, CMO (l)	Aaa/AAA	87,815
	10	7.00%, 7/1/24, MBS	Aaa/AAA	10,846
	748	7.00%, 9/15/25, CMO (l)	Aaa/AAA	834,430
	1,049	7.00%, 7/15/27, CMO (l)	Aaa/AAA	1,190,454
	4,311	7.00%, 3/15/29, CMO (l)	Aaa/AAA	4,684,692
	93	7.00%, 3/1/31, MBS (l)	Aaa/AAA	106,308
	1,796	7.00%, 6/15/31, CMO (l)	Aaa/AAA	2,003,216
	728	7.00%, 10/1/31, MBS (l)	Aaa/AAA	829,152
	300	7.00%, 1/1/32, MBS (l)	Aaa/AAA	342,033
	24	7.00%, 3/1/32, MBS (l)	Aaa/AAA	27,797
	53	7.00%, 4/1/32, MBS (l)	Aaa/AAA	60,235
	438	7.00%, 1/1/36, MBS (l)	Aaa/AAA	498,479
	3,353	7.00%, 6/1/36, MBS (l)	Aaa/AAA	3,717,342
	643	7.00%, 7/1/36, MBS (l)	Aaa/AAA	713,400
	4,390	7.00%, 8/1/36, MBS (l)	Aaa/AAA	4,868,123
	2,354	7.00%, 9/1/36, MBS (l)	Aaa/AAA	2,610,106
	1,392	7.00%, 11/1/36, MBS (l)	Aaa/AAA	1,544,552
	452	7.00%, 12/1/36, MBS (l)	Aaa/AAA	500,798
	2,677	7.00%, 1/1/37, MBS (l)	Aaa/AAA	2,968,773
	919	7.00%, 2/25/43, CMO (l)	Aaa/AAA	1,059,942
	388	7.00%, 9/25/43, CMO (l)	Aaa/AAA	442,453
	122	7.00%, 10/25/43, CMO (l)	Aaa/AAA	139,295
	73	7.50%, 1/1/16, MBS (l)	Aaa/AAA	78,629
	1,325	7.50%, 5/15/24, CMO (l)	Aaa/AAA	1,374,357
	343	7.50%, 8/1/24, MBS (l)	Aaa/AAA	390,392
	2	7.50%, 6/1/25, MBS	Aaa/AAA	2,510
	24	7.50%, 12/1/25, MBS	Aaa/AAA	27,207
	7	7.50%, 1/1/26, MBS	Aaa/AAA	8,265
	16	7.50%, 2/1/26, MBS	Aaa/AAA	18,345
	24	7.50%, 3/1/26, MBS	Aaa/AAA	27,237
	33	7.50%, 4/1/26, MBS (l)	Aaa/AAA	37,982
	33	7.50%, 5/1/26, MBS	Aaa/AAA	37,424
	269	7.50%, 6/1/26, MBS (l)	Aaa/AAA	307,172
	197	7.50%, 7/1/26, MBS (l)	Aaa/AAA	225,211
	50	7.50%, 8/1/26, MBS	Aaa/AAA	57,251

12	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)				Credit Rating (Moody’s/S&P)	Value
Freddie Mac (continued)
	$14		7.50%, 11/1/26, MBS	Aaa/AAA	$16,038
	506		7.50%, 12/1/26, MBS (l)	Aaa/AAA	577,723
	198		7.50%, 3/15/28, CMO (l)	Aaa/AAA	228,880
	3,894		7.50%, 4/1/28, MBS (l)	Aaa/AAA	4,443,653
	3		7.50%, 2/1/30, MBS	Aaa/AAA	4,552
	1		7.50%, 4/1/30, MBS	Aaa/AAA	1,262
	–	(h)	7.50%, 6/1/30, MBS	Aaa/AAA	86
	10		7.50%, 10/1/30, MBS	Aaa/AAA	12,035
	24		7.50%, 11/1/30, MBS	Aaa/AAA	26,826
	1,148		7.50%, 12/1/30, MBS (l)	Aaa/AAA	1,309,831
	764		7.50%, 5/1/32, MBS (l)	Aaa/AAA	870,889
	246		7.50%, 7/25/32, CMO, VRN (l)	Aaa/AAA	282,163
	28		7.50%, 7/1/33, MBS (l)	Aaa/AAA	31,366
	86		7.50%, 7/1/34, MBS (l)	Aaa/AAA	96,254
	652		7.50%, 3/1/37, MBS (l)	Aaa/AAA	723,051
	74		7.50%, 2/25/42, CMO (l)	Aaa/AAA	85,272
	4		8.00%, 2/15/22, CMO	Aaa/AAA	3,816
	82		8.00%, 8/15/22, CMO (l)	Aaa/AAA	92,497
	42		8.00%, 7/1/24, MBS	Aaa/AAA	47,910
	59		8.00%, 8/1/24, MBS (l)	Aaa/AAA	67,826
	715		8.00%, 12/1/26, MBS (l)	Aaa/AAA	824,396
	200		8.00%, 4/15/30, CMO (l)	Aaa/AAA	223,713
	215		8.50%, 4/15/22, CMO (l)	Aaa/AAA	242,506
	417		8.50%, 10/1/30, MBS (l)	Aaa/AAA	468,544

					94,970,695

Ginnie Mae – 12.0%
	200		5.50%, 6/20/35, FRN, MBS (l)	Aaa/AAA	210,343
	30		6.00%, 4/15/29, MBS (l)	Aaa/AAA	32,874
	3		6.00%, 8/15/31, MBS	Aaa/AAA	3,147
	70		6.00%, 2/15/36, MBS (l)	Aaa/AAA	77,398
	29		6.00%, 6/15/36, MBS (l)	Aaa/AAA	31,653
	11		6.00%, 7/15/36, MBS	Aaa/AAA	11,603
	39		6.00%, 9/15/36, MBS (l)	Aaa/AAA	43,223
	75		6.00%, 10/15/36, MBS (l)	Aaa/AAA	82,553
	66		6.00%, 12/15/36, MBS (l)	Aaa/AAA	71,989
	17		6.00%, 6/15/37, MBS	Aaa/AAA	18,567
	1,731		6.00%, 7/15/37, MBS (l)	Aaa/AAA	1,896,978
	48		6.00%, 11/15/37, MBS (l)	Aaa/AAA	52,533
	83		6.00%, 12/15/37, MBS (l)	Aaa/AAA	91,009
	253		6.00%, 3/15/38, MBS (l)	Aaa/AAA	279,022
	693		6.00%, 9/15/38, MBS (l)	Aaa/AAA	759,658
	1,604		6.00%, 10/15/38, MBS (l)	Aaa/AAA	1,757,601
	4,693		6.00%, 11/15/38, MBS (l)	Aaa/AAA	5,141,763
	36		6.00%, 12/15/38, MBS (l)	Aaa/AAA	39,040
	14,000		6.00%, MBS, TBA (e)	Aaa/AAA	15,303,125
	101		6.50%, 11/20/24, MBS (l)	Aaa/AAA	113,808
	1,590		6.50%, 9/15/28, MBS (l)	Aaa/AAA	1,794,008
	1,861		6.50%, 10/15/31, MBS (l)	Aaa/AAA	2,092,100

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	13

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)				Credit Rating (Moody’s/S&P)	Value
Ginnie Mae (continued)
	$1,237		6.50%, 1/15/32, MBS (l)	Aaa/AAA	$1,383,161
	1,661		6.50%, 2/15/32, MBS (l)	Aaa/AAA	1,857,558
	902		6.50%, 4/15/32, MBS (l)	Aaa/AAA	1,008,474
	1,329		6.50%, 5/15/32, MBS (l)	Aaa/AAA	1,486,347
	66		6.50%, 6/20/32, CMO (l)	Aaa/AAA	72,374
	119		6.50%, 9/20/34, MBS (l)	Aaa/AAA	132,928
	558		6.50%, 8/20/38, MBS (l)	Aaa/AAA	608,859
	228		6.50%, 10/20/38, MBS (l)	Aaa/AAA	243,647
	1,114		6.50%, 2/15/39, MBS (l)	Aaa/AAA	1,229,106
	3		7.00%, 4/15/24, MBS	Aaa/AAA	3,631
	27		7.00%, 7/15/25, MBS (l)	Aaa/AAA	30,610
	30		7.00%, 9/15/25, MBS	Aaa/AAA	34,958
	22		7.00%, 11/15/25, MBS	Aaa/AAA	24,728
	10		7.00%, 12/15/25, MBS	Aaa/AAA	11,869
	23		7.00%, 3/15/26, MBS	Aaa/AAA	26,372
	8		7.00%, 4/15/26, MBS	Aaa/AAA	8,646
	2		7.00%, 5/15/26, MBS	Aaa/AAA	2,350
	50		7.00%, 6/15/26, MBS (l)	Aaa/AAA	57,410
	3,816		7.00%, 3/20/31, CMO (l)	Aaa/AAA	4,249,355
	6		7.50%, 1/15/17, MBS	Aaa/AAA	6,234
	2		7.50%, 2/15/17, MBS	Aaa/AAA	2,737
	4		7.50%, 3/15/17, MBS	Aaa/AAA	4,141
	3		7.50%, 4/15/17, MBS	Aaa/AAA	3,163
	7		7.50%, 5/15/17, MBS	Aaa/AAA	8,301
	2		7.50%, 7/15/17, MBS	Aaa/AAA	2,569
	1		7.50%, 6/15/23, MBS	Aaa/AAA	927
	11		7.50%, 10/15/25, MBS	Aaa/AAA	12,321
	–	(h)	7.50%, 2/15/26, MBS	Aaa/AAA	455
	115		7.50%, 3/15/26, MBS (l)	Aaa/AAA	132,454
	148		7.50%, 6/20/26, CMO (l)	Aaa/AAA	165,719
	281		7.50%, 9/15/26, MBS (l)	Aaa/AAA	322,717
	10		7.50%, 12/15/26, MBS	Aaa/AAA	11,166
	3		7.50%, 1/15/27, MBS	Aaa/AAA	3,955
	4		7.50%, 2/15/27, MBS	Aaa/AAA	4,739
	68		7.50%, 3/15/27, MBS (l)	Aaa/AAA	78,996
	294		7.50%, 4/15/27, MBS (l)	Aaa/AAA	337,904
	10		7.50%, 5/15/27, MBS	Aaa/AAA	11,564
	112		7.50%, 6/15/27, MBS (l)	Aaa/AAA	129,162
	176		7.50%, 7/15/27, MBS (l)	Aaa/AAA	203,439
	50		7.50%, 8/15/27, MBS (l)	Aaa/AAA	57,557
	59		7.50%, 12/15/27, MBS (l)	Aaa/AAA	67,659
	348		7.50%, 1/15/28, MBS (l)	Aaa/AAA	400,877
	88		7.50%, 2/15/28, MBS (l)	Aaa/AAA	101,391
	166		7.50%, 1/15/29, MBS (l)	Aaa/AAA	191,523
	203		7.50%, 2/15/29, MBS (l)	Aaa/AAA	235,279
	69		7.50%, 3/15/29, MBS (l)	Aaa/AAA	79,832
	4		8.00%, 6/15/16, MBS	Aaa/AAA	4,363
	–	(h)	8.00%, 7/15/16, MBS	Aaa/AAA	183

14	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)				Credit Rating (Moody’s/S&P)	Value
Ginnie Mae (continued)
	$10		8.00%, 1/15/17, MBS	Aaa/AAA	$10,095
	–	(h)	8.00%, 2/15/17, MBS	Aaa/AAA	317
	9		8.00%, 3/15/17, MBS	Aaa/AAA	9,767
	19		8.00%, 4/15/17, MBS	Aaa/AAA	21,929
	14		8.00%, 5/15/17, MBS	Aaa/AAA	15,795
	8		8.00%, 6/15/17, MBS	Aaa/AAA	8,218
	10		8.00%, 7/15/17, MBS	Aaa/AAA	11,814
	1		8.00%, 1/15/20, MBS	Aaa/AAA	592
	–	(h)	8.00%, 5/15/21, MBS	Aaa/AAA	233
	7		8.00%, 11/15/21, MBS	Aaa/AAA	7,237
	5		8.00%, 12/15/21, MBS	Aaa/AAA	5,469
	8		8.00%, 4/15/22, MBS	Aaa/AAA	9,639
	–	(h)	8.00%, 5/15/22, MBS	Aaa/AAA	444
	6		8.00%, 11/15/22, MBS	Aaa/AAA	7,309
	361		8.00%, 3/20/30, CMO (l)	Aaa/AAA	407,985
	–	(h)	8.50%, 10/15/16, MBS	Aaa/AAA	222
	–	(h)	8.50%, 5/15/22, MBS	Aaa/AAA	232
	1		8.50%, 1/15/23, MBS	Aaa/AAA	1,062
	8		8.50%, 4/15/23, MBS	Aaa/AAA	8,795
	2		8.50%, 8/15/30, MBS	Aaa/AAA	2,239
	12		8.50%, 2/15/31, MBS	Aaa/AAA	13,995
	15		9.00%, 6/15/16, MBS	Aaa/AAA	16,256
	38		9.00%, 11/15/16, MBS (l)	Aaa/AAA	42,153
	54		9.00%, 12/15/16, MBS (l)	Aaa/AAA	59,618
	33		9.00%, 9/15/17, MBS (l)	Aaa/AAA	36,614
	51		9.00%, 12/15/17, MBS (l)	Aaa/AAA	57,246
	61		9.00%, 3/15/18, MBS (l)	Aaa/AAA	70,532
	46		9.00%, 5/15/18, MBS (l)	Aaa/AAA	52,655
	21		9.00%, 6/15/18, MBS	Aaa/AAA	21,312
	217		9.00%, 10/15/19, MBS (l)	Aaa/AAA	250,498
	160		9.00%, 11/15/19, MBS (l)	Aaa/AAA	184,127
	84		9.00%, 1/15/20, MBS (l)	Aaa/AAA	97,154

					46,389,258

Small Business Administration Participation Certificates – 5.8%
	623		4.625%, 2/1/25, ABS	Aaa/AAA	666,249
	544		4.754%, 8/10/14, ABS	Aaa/AAA	577,132
	829		5.038%, 3/10/15, ABS	Aaa/AAA	887,101
	1,536		5.51%, 11/1/27, ABS	Aaa/AAA	1,704,137
	15,654		5.60%, 9/1/28, ABS	Aaa/AAA	17,339,666
	155		5.78%, 8/1/27, ABS	Aaa/AAA	170,384
	147		5.82%, 7/1/27, ABS	Aaa/AAA	164,455
	114		6.30%, 7/1/13	Aaa/AAA	117,352
	313		6.30%, 6/1/18	Aaa/AAA	342,191
	187		6.344%, 8/1/11	Aaa/AAA	194,094
	130		6.40%, 8/1/13	Aaa/AAA	132,736
	45		7.20%, 6/1/17	Aaa/AAA	49,447
	30		7.70%, 7/1/16	Aaa/AAA	32,984

					22,377,928

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	15

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Vendee Mortgage Trust – 1.8%
	$474	6.50%, 3/15/29, CMO	Aaa/AAA	$523,567
	95	6.75%, 2/15/26, CMO	Aaa/AAA	104,597
	213	6.75%, 6/15/26, CMO	Aaa/AAA	244,770
	5,744	7.50%, 9/15/30, CMO	Aaa/AAA	6,157,818

				7,030,752

Total U.S. Government Agency Securities (cost-$611,508,585)				635,807,274

CORPORATE BONDS & NOTES – 57.2%
Airlines – 3.2%
	3,000	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)(l)	B2/B	3,210,000
	975	Northwest Airlines, Inc., 1.215%, 5/20/14, FRN (MBIA) (l)	Baa2/BBB-	864,493
		United Air Lines Pass Through Trust,
	2,607	6.636%, 1/2/24 (l)	Ba1/BB+	2,463,177
	952	9.75%, 1/15/17	Ba1/BBB	1,029,053
	4,385	10.40%, 5/1/18 (l)	Ba1/BBB	4,780,040

				12,346,763

Banking – 9.9%
	£1,100	Barclays Bank PLC, 14.00%, 6/15/19 (i)	Baa2/A-	2,256,750
	$7,700	Discover Bank, 7.00%, 4/15/20	Ba1/BBB-	8,212,011
		Rabobank Nederland NV,
	€2,000	6.875%, 3/19/20	NR/NR	2,456,524
	$5,900	11.00%, 6/30/19 (a)(d)(i)(l)	A2/AA-	7,467,359
	13,000	Regions Financial Corp., 7.75%, 11/10/14 (l)	Baa3/BBB-	13,926,627
		Royal Bank of Scotland PLC, FRN,
	2,000	0.728%, 4/11/16	Baa3/BBB	1,595,002
	3,000	0.775%, 9/29/15	Baa3/BBB	2,440,203

				38,354,476

Energy – 0.2%
	625	Consol Energy, Inc., 8.25%, 4/1/20 (a)(d)	B1/BB	675,000

Financial Services – 26.7%
		Ally Financial, Inc.,
	3,000	6.00%, 12/15/11 (l)	B3/B	3,028,707
	1,250	6.625%, 5/15/12	B3/B	1,268,240
	3,000	6.75%, 12/1/14	B3/B	2,980,878
	4,000	6.875%, 8/28/12	B3/B	4,089,004
	6,100	8.30%, 2/12/15 (a)(d)	B3/B	6,435,500
	3,100	American General Finance Corp., 0.787%, 12/15/11, FRN	B2/B	2,857,952
	1,800	C10 Capital SPV Ltd., 6.722%, 12/31/16 (i)	NR/B-	1,196,339
	3,000	Cantor Fitzgerald L.P., 6.375%, 6/26/15 (a)(d)	Baa3/BBB	3,039,513
		CIT Group, Inc.,
	2,335	7.00%, 5/1/13	B3/B+	2,323,101
	502	7.00%, 5/1/14	B3/B+	490,862
	502	7.00%, 5/1/15	B3/B+	486,469
	837	7.00%, 5/1/16	B3/B+	801,367
	1,172	7.00%, 5/1/17	B3/B+	1,110,199

16	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Financial Services (continued)
		Citigroup, Inc. (l),
	$9,000	5.00%, 9/15/14	Baa1/A-	$9,184,752
	10,000	5.625%, 8/27/12	Baa1/A-	10,487,970
	2,500	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(i)(l)	A3/A-	2,125,000
		Ford Motor Credit Co. LLC,
	1,000	6.625%, 8/15/17 (e)	Ba3/B-	993,922
	4,700	7.25%, 10/25/11	Ba3/B-	4,859,419
	10,000	8.70%, 10/1/14	Ba3/B-	10,822,090
	£3,000	General Electric Capital Corp.,
		6.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	4,298,943
	$4,000	Merrill Lynch & Co., Inc., 0.986%, 1/15/15, FRN (l)	A2/A	3,697,372
		Morgan Stanley,
	8,000	0.975%, 10/18/16, FRN (l)	A2/A	7,084,752
	AUD 2,700	5.162%, 3/1/13, FRN	A2/NR	2,330,443
	$1,000	6.625%, 4/1/18 (l)	A2/A	1,089,214
		SLM Corp.,
	€1,000	0.933%, 11/15/11, FRN	Ba1/BBB-	1,231,139
	€1,500	3.125%, 9/17/12	Ba1/BBB-	1,792,036
	$570	4.071%, 2/1/14, FRN (l)	Ba1/BBB-	491,272
	€2,000	4.75%, 3/17/14	Ba1/BBB-	2,313,920
	$1,000	8.00%, 3/25/20	Ba1/BBB-	888,921
	2,500	8.45%, 6/15/18	Ba1/BBB-	2,332,375
	1,800	UBS AG, 5.875%, 12/20/17 (l)	Aa3/A+	1,975,950
	5,000	Waha Aerospace BV, 3.925%, 7/28/20 (a)(d)	Aa2/AA	5,027,295

				103,134,916

Healthcare & Hospitals – 0.4%
	1,500	HCA, Inc., 9.00%, 12/15/14 (l)	Caa1/B-	1,533,750

Hotels/Gaming – 0.0%
	100	MGM Resorts International, 9.00%, 3/15/20 (a)(d)	B1/B	105,500

Insurance – 7.5%
		American International Group, Inc.,
	1,000	0.635%, 10/18/11, FRN	A3/A-	972,049
	13,400	5.85%, 1/16/18 (l)	A3/A-	12,797,000
	3,000	6.25%, 5/1/36	A3/A-	2,625,000
	9,700	8.25%, 8/15/18 (l)	A3/A-	10,451,750
	£1,750	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	2,315,870

				29,161,669

Oil & Gas – 6.6%
		Anadarko Petroleum Corp.,
	$600	6.20%, 3/15/40	Ba1/BBB-	534,531
	4,500	6.45%, 9/15/36	Ba1/BBB-	4,058,541
	7,000	BP Capital Markets PLC, 4.75%, 3/10/19 (l)	A2/A	6,605,515
		Gaz Capital S.A. for Gazprom,
	€1,000	5.875%, 6/1/15 (a)(d)	Baa1/BBB	1,387,520
	$3,000	8.625%, 4/28/34	Baa1/BBB	3,588,750
	2,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13	Baa1/BBB	2,287,500

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	17

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Oil & Gas (continued)
	$1,250	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	Aa2/A	$1,373,039
	5,000	Shell International Finance BV, 5.50%, 3/25/40 (l)	Aa1/AA	5,500,320

				25,335,716

Real Estate Investment Trust – 1.1%
	4,500	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (a)(d)	Ba2/BB+	4,432,599

Retail – 0.3%
	992	CVS Pass Through Trust, 7.507%, 1/10/32 (a)(d)(l)	Baa2/BBB+	1,146,469

Telecommunications – 0.8%
	2,900	Telecom Italia Capital S.A., 7.20%, 7/18/36	Baa2/BBB	3,084,968

Utilities – 0.5%
	2,000	Energy Future Holdings Corp., 10.00%, 1/15/20 (a)(d)	Caa3/B+	2,010,000

Total Corporate Bonds & Notes (cost-$195,813,766)				221,321,826

MORTGAGE-BACKED SECURITIES – 36.8%
	5,000	Bear Stearns Adjustable Rate Mortgage Trust,
		3.577%, 10/25/35, CMO, FRN	NR/BB	4,105,677
	982	Bear Stearns Alt-A Trust, 6.226%, 8/25/36, CMO, VRN	Caa2/CCC	634,188
	48	Citigroup Mortgage Loan Trust, Inc., 7.00%, 9/25/33, CMO	Aaa/NR	48,514
		Countrywide Alternative Loan Trust, CMO,
	1,806	6.25%, 8/25/37	Caa3/CC	1,184,212
	2,453	6.50%, 7/25/35	Ca/CCC	1,452,462
		Countrywide Home Loan Mortgage Pass Through Trust, CMO,
	1,483	4.247%, 8/25/34, FRN	A1/AA	949,971
	4,244	7.50%, 11/25/34 (a)(d)	Baa1/NR	4,223,141
	759	7.50%, 6/25/35 (a)(d)	B1/AAA	730,234
		Credit Suisse First Boston Mortgage Securities Corp., CMO,
	583	1.479%, 3/25/34, FRN	Aa2/AA+	491,263
	1,271	7.00%, 2/25/34	Aa2/AAA	1,312,646
		Credit Suisse Mortgage Capital Certificates, CMO,
	6,000	0.511%, 10/15/21, FRN (a)(d)	Aa1/AAA	5,114,746
	2,306	5.695%, 9/15/40, VRN	NR/A-	2,224,902
	€2,854	DECO Series, 1.045%, 10/27/20, CMO, FRN	Aaa/AAA	3,032,859
	$6,480	Deutsche Mortgage Securities, Inc., 5.00%, 6/26/35, CMO, VRN (a)(d)	A3/AAA	4,254,898
	€133	EMF-NL, 1.746%, 10/17/39, CMO, FRN	NR/AAA	168,246
	$717	GMAC Mortgage Corp. Loan Trust, 5.227%, 8/19/34, CMO, FRN	Aa2/AAA	344,561
	3,561	GSAA Trust, 6.00%, 4/1/34, CMO	Aa1/AAA	3,609,357
		GSMPS Mortgage Loan Trust, CMO (a)(d)
	4,895	7.00%, 6/25/43	NR/NR	4,765,574
	122	7.50%, 6/19/27, VRN	NR/NR	121,126
	1,780	8.00%, 9/19/27, VRN	NR/NR	1,839,215
		GSR Mortgage Loan Trust, CMO,
	1,235	0.659%, 12/25/34, FRN	Aa2/AAA	933,775
	603	0.669%, 12/25/34, FRN	Aa1/NR	506,842
	8,090	5.207%, 11/25/35, VRN	NR/BB+	7,600,956
	5,000	5.50%, 11/25/35	NR/CCC	4,060,020
	1,867	6.50%, 1/25/34	NR/AAA	1,912,684

18	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
		Harborview Mortgage Loan Trust, CMO,
	$3,449	0.711%, 10/19/33, FRN	Aaa/AAA	$2,997,002
	3,535	5.750%, 6/19/36, VRN	Caa3/D	2,069,874
		JPMorgan Chase Commercial Mortgage Securities Corp., CMO (a)(d),
	5,000	0.791%, 7/15/19, FRN	Aa2/NR	3,800,442
	4,000	5.654%, 3/18/51, VRN	Aa3/NR	3,301,787
	5,365	JPMorgan Mortgage Trust, 4.708%, 10/25/36, CMO, VRN	Caa1/NR	4,467,190
	4,633	Luminent Mortgage Trust, 0.499%, 12/25/36, CMO, FRN	B2/B+	2,775,221
	2,048	MASTR Adjustable Rate Mortgage Trust, 3.327%, 10/25/34, CMO, VRN	NR/A	1,642,636
		MASTR Alternative Loans Trust, CMO,
	1,562	6.50%, 3/25/34	Aaa/AAA	1,629,121
	132	7.00%, 4/25/34	Aaa/AAA	125,926
		MASTR Reperforming Loan Trust, CMO (a)(d),
	3,272	7.00%, 5/25/35	Ba3/AAA	3,214,641
	4,878	7.50%, 7/25/35	Ba3/AAA	4,385,078
		Nomura Asset Acceptance Corp., CMO (a)(d),
	2,679	7.00%, 10/25/34	A1/AAA	2,644,525
	3,833	7.50%, 3/25/34	Aa3/AAA	3,934,709
	8,038	7.50%, 10/25/34	A1/AAA	8,063,587
		Residential Accredit Loans, Inc., CMO,
	3,958	0.509%, 6/25/46, FRN	Caa1/CCC	1,509,238
	4,770	6.00%, 8/25/35	NR/CCC	3,814,508
		Residential Asset Mortgage Products, Inc., CMO,
	98	6.50%, 11/25/31	NR/A+	96,290
	876	7.00%, 8/25/16	NR/B+	872,920
	1,204	8.50%, 10/25/31	Aa2/BB	1,236,980
	1,764	8.50%, 11/25/31	NR/CCC	1,667,729
	2,203	Sequoia Mortgage Trust, 0.538%, 7/20/36, CMO, FRN	B1/BBB+	1,667,819
	640	Structured Adjustable Rate Mortgage Loan Trust,
		2.617%, 3/25/34, CMO, VRN	Aa2/AAA	631,974
	6,253	Structured Asset Mortgage Investments, Inc.,
		1.902%, 8/25/47, CMO, FRN	B2/CCC	3,584,191
	5,973	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	B3/CCC	5,403,639
		Wachovia Bank Commercial Mortgage Trust, CMO, FRN (a)(d),
	5,000	0.461%, 9/15/21	A1/A+	4,074,772
	3,671	1.341%, 9/15/21	B1/CCC-	2,997,572
	575	WaMu Mortgage Pass Through Certificates,
		2.703%, 5/25/35, CMO, VRN	NR/BB+	536,154
		Washington Mutual MSC Mortgage Pass Through Certificates, CMO,
	2,529	6.50%, 8/25/34	NR/AAA	2,601,177
	845	7.00%, 3/25/34	NR/AAA	880,472
	2,008	7.50%, 4/25/33	NR/AAA	2,099,325
		Wells Fargo Mortgage Backed Securities Trust, CMO, VRN,
	595	2.981%, 6/25/35	Baa1/AA+	599,046
	2,731	3.059%, 5/25/35	Baa2/AAA	2,600,921
	280	4.115%, 4/25/36	NR/CCC	256,236
	3,344	5.216%, 4/25/36	NR/BB+	2,900,592
	1,541	Wells Fargo Mortgage-Backed Securities Trust,
		2.914%, 6/25/35, CMO, FRN	NR/AA	1,479,447

Total Mortgage-Backed Securities (cost-$147,182,642)				142,184,810

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	19

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
SENIOR LOANS (a)(c) – 4.3%
Financial Services – 3.9%
	$11,000	American General Finance Corp., 7.25%, 4/21/15		$10,877,966
	1,100	CIT Group, Inc., 9.50%, 1/20/12, Term 2A		1,126,257
		International Lease Finance Corp.,
	1,700	6.75%, 3/17/15, Term B1		1,714,875
	1,300	7.00%, 3/17/16, Term B2		1,304,333

				15,023,431

Utilities – 0.4%
	2,000	Texas Competitive Electric Holdings Co. LLC, 3.845%, 10/10/14		1,547,500

Total Senior Loans (cost-$16,552,936)				16,570,931

ASSET-BACKED SECURITIES – 2.4%
	864	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	745,269
		Advanta Business Card Master Trust, FRN,
	1,000	0.588%, 6/20/14	Ca/CCC-	791,547
	1,000	0.588%, 12/20/14	Ca/CCC-	791,547
		Ameriquest Mortgage Securities, Inc., FRN (f),
	2,072	3.854%, 11/25/32	Ca/D	173,244
	771	5.954%, 2/25/33	Ca/D	65,434
	1,866	Bear Stearns Asset Backed Securities Trust, 0.829%, 9/25/34, FRN	NR/A	1,461,641
		Conseco Finance Securitizations Corp.,
	685	7.96%, 2/1/32	Ca/CCC-	587,435
	343	7.97%, 5/1/32	Ca/CCC-	263,350
		Conseco Financial Corp.,
	291	6.53%, 2/1/31, VRN	NR/CCC-	277,780
	461	7.05%, 1/15/27	B3/B	420,129
	CAD 800	Ford Auto Securitization Trust, 4.817%, 10/15/12 (a)(d)	NR/AAA	807,096
	$1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	949,666
	2,106	Morgan Stanley ABS Capital I, 0.509%, 1/25/36, FRN	Caa2/B-	1,830,798
	47	Oakwood Mortgage Investors, Inc., 0.571%, 5/15/13, FRN	Caa1/B-	33,465
	35	Residential Asset Mortgage Products, Inc., 8.50%, 12/25/31	NR/CCC	35,390

Total Asset-Backed Securities (cost-$9,900,649)				9,233,791

SOVEREIGN DEBT OBLIGATIONS – 0.6%
Tunisia – 0.6%
	2,000	Banque Centrale de Tunisie, 7.375%, 4/25/12 (cost-$2,026,639)	Baa2/BBB	2,195,000

Shares
CONVERTIBLE PREFERRED STOCK – 0.4%
Utilities – 0.4%
	27,200	PPL Corp., 9.50%, 7/1/13 (cost-$1,360,000)	NR/NR	1,515,940

20	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS – 0.4%
West Virginia – 0.4%
	$1,900	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost-$1,787,375)	Baa3/BBB	$1,409,078

Shares
COMMON STOCK – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
	3,881	SemGroup Corp., Class A (k) (cost-$100,912)		96,789

Units
WARRANTS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
	4,086	SemGroup Corp., expires 11/30/14 (k) (cost-$18,385)		24,258

Principal Amount (000s)
SHORT-TERM INVESTMENTS – 7.6%
Corporate Notes – 4.8%
Financial Services – 4.7%
	€2,200	American General Finance Corp., 4.625%, 6/22/11	B2/NR	2,761,721
		International Lease Finance Corp.,
	$2,400	4.875%, 9/1/10 (l)	B1/BB+	2,406,000
	2,300	5.125%, 11/1/10	B1/BB+	2,300,000
	9,763	5.75%, 6/15/11	B1/BB+	9,714,185
	1,000	SLM Corp., 0.552%, 12/15/10, FRN (l)	Ba1/BBB-	971,332

				18,153,238

Oil & Gas – 0.1%
	500	BP Capital Markets PLC, 0.667%, 4/11/11, FRN	A2/NR	488,625
	80	Pemex Project Funding Master Trust, 9.125%, 10/13/10	Baa1/BBB	80,200

				568,825

Total Corporate Notes (cost-$17,865,896)				18,722,063

Municipal Bonds – 1.3%
Michigan – 1.3%
	5,000	Municipal Bond Auth. Rev., 5.00%, 3/21/11, Ser. B (cost-$5,003,047)	NR/NR	5,006,600

U.S. Treasury Bills (j) – 0.9%
	3,450	0.157%-0.198%, 8/12/10-1/20/11 (cost-$3,448,642)		3,448,746

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	21

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Principal Amount (000s)				Credit Rating (Moody’s/S&P)	Value
Repurchase Agreements – 0.4%
	$900		Deutsche Bank Securities, Inc., dated 7/30/10, 0.22%, due 8/2/10, proceeds $900,017; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $921,761 including accrued interest		$900,000
	605		State Street Bank & Trust Co., dated 7/30/10, 0.01%, due 8/2/10, proceeds $605,001; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $620,159 including accrued interest		605,000

Total Repurchase Agreements (cost-$1,505,000)					1,505,000

U.S. Government Agency Securities – 0.2%
			Freddie Mac, MBS,
	–	(h)	7.00%, 8/1/10	Aaa/AAA	5
	–	(h)	7.00%, 1/1/11	Aaa/AAA	326
			Small Business Administration Participation Certificates,
	358		6.64%, 2/10/11	Aaa/AAA	367,059
	464		7.449%, 8/1/10	Aaa/AAA	465,081

Total U.S. Government Agency Securities (cost-$824,604)					832,471

Total Short-Term Investments (cost-$28,647,189)					29,514,880

Notional Amount
OPTIONS PURCHASED (k) – 0.0%
Put Options – 0.0%
$126,000,000	Fannie Mae (OTC), strike price $92.56, expires 10/6/10	1
25,000,000	strike price $94.00, expires 9/7/10	–
68,000,000	strike price $98.44, expires 10/6/10	1

Total Options Purchased (cost-$25,664)		2

Total Investments (cost-$1,014,924,742) – 274.1%		1,059,874,579

Liabilities in excess of other assets – (174.1)%		(673,129,753)

Net Assets—100%		$386,744,826

22	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

July 31, 2010 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $117,309,468, representing 30.3% of net assets.
(b)	Illiquid.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2010.
(d)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery. To be settled/delivered after July 31, 2010.
(f)	In default.
(g)	Fair-Valued – Securities with an aggregate value of $3,406,570, representing 0.9% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(h)	Principal amount less than $500.
(i)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(j)	All or partial amount segregated for the benefit of the counterparty as collateral for swaps.
(k)	Non-income producing.
(l)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

Glossary:

ABS	-	Asset-Backed Securities
AUD	-	Australian Dollar
	£-	British Pound
CAD	-	Canadian Dollar
CMO	-	Collateralized Mortgage Obligation
	€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2010.
LIBOR	-	London Inter-Bank Offered Rate
MBS	-	Mortgage-Backed Securities
NR	-	Not Rated
OTC	-	Over the Counter
PO	-	Principal Only
TBA	-	To Be Announced
VRN	-	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2010.

See Accompanying Notes to Financial Statements	7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	23

PIMCO Strategic Global Government Fund, Inc. Statement of Assets and Liabilities

July 31, 2010 (unaudited)

Assets:
Investments, at value (cost-$1,014,924,742)	$1,059,874,579
Cash (including foreign currency of $411,025 with a cost of $394,787)	417,254
Receivable for investments sold	87,080,381
Interest receivable	6,849,858
Unrealized appreciation of swaps	3,605,053
Swap premiums paid	636,000
Unrealized appreciation of forward foreign currency contracts	7,578
Prepaid expenses and other assets	27,608
Total Assets	1,158,498,311

Liabilities:
Payable for reverse repurchase agreements	403,586,063
Payable for investments purchased	347,450,985
Unrealized depreciation of swaps	8,015,981
Swap premiums received	4,100,105
Payable to broker for cash collateral received	3,100,000
Dividends payable to shareholders	2,939,608
Unrealized depreciation of forward foreign currency contracts	1,360,353
Investment management fees payable	273,815
Interest payable for reverse repurchase agreements	66,776
Payable to broker	46,246
Accrued expenses and other liabilities	813,553
Total Liabilities	771,753,485
Net Assets	$386,744,826

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share, applicable to 39,194,776 shares issued and outstanding)	$392
Paid-in-capital in excess of par	423,595,278
Undistributed net investment income	13,698,559
Accumulated net realized loss	(89,755,348)
Net unrealized appreciation of investments, swaps and foreign currency transactions	39,205,945
Net Assets	$386,744,826
Net Asset Value Per Share	$9.87

24	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Statement of Operations

Six Months ended July 31, 2010 (unaudited)

Investment Income:
Interest	$25,183,659

Expenses:
Investment management fees	1,546,372
Interest expense	659,339
Custodian and accounting agent fees	156,330
Shareholder communications	71,715
Audit and tax services	42,716
Transfer agent fees	20,815
New York Stock Exchange listing fees	16,403
Directors’ fees and expenses	15,912
Legal fees	12,282
Insurance expense	5,079
Miscellaneous	2,353
Total expenses	2,549,316

Net Investment Income	22,634,343

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,391,318
Swaps	(521,299)
Foreign currency transactions	(3,046,979)
Net change in unrealized appreciation/depreciation of:
Investments	23,244,460
Swaps	(7,355,973)
Foreign currency transactions	(3,827,252)
Net realized and change in unrealized gain on investments, swaps and foreign currency transactions	23,884,275
Net Increase in Net Assets Resulting from Investment Operations	$46,518,618

See Accompanying Notes to Financial Statements	7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	25

PIMCO Strategic Global Government Fund, Inc. Statement of Changes in Net Assets

	Six Months ended July 31, 2010 (unaudited)	Year ended January 31, 2010
Investment Operations:
Net investment income	$22,634,343	$43,452,927
Net realized gain on investments, swaps and foreign currency transactions	11,823,040	8,882,514
Net change in unrealized appreciation/depreciation of investments, swaps and foreign currency transactions	12,061,235	61,237,867
Net increase in net assets resulting from investment operations	46,518,618	113,573,308
Dividends to Shareholders from Net Investment Income	(15,648,882)	(51,619,448)

Capital Share Transactions:
Reinvestment of dividends	1,758,458	6,102,108
Total increase in net assets	32,628,194	68,055,968

Net Assets:
Beginning of period	354,116,632	286,060,664
End of period (including undistributed net investment income of $13,698,559 and $6,713,098, respectively)	$386,744,826	$354,116,632

Shares Issued in Reinvestment of Dividends	175,974	655,531

26	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Statement of Cash Flows

Six Months ended July 31, 2010 (unaudited)

Decrease in Cash from:
Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$46,518,618
Adjustments to reconcile net increase in net assets resulting from investment operations to net cash provided by operating activities:
Purchases of long-term investments	(942,156,159)
Proceeds from sales of long-term investments	872,010,446
Purchases of short-term portfolio investments, net	(5,245,650)
Net change in unrealized appreciation/depreciation of investments, swaps and foreign currency transactions	(12,061,235)
Net realized loss on investments, swaps and foreign currency transactions	(11,823,040)
Net amortization on investments	(2,301,821)
Increase in receivable for investments sold	(87,055,836)
Increase in interest receivable	(187,095)
Increase in prepaid expenses and other assets	(22,007)
Increase in payable for investments purchased	195,756,027
Increase in payable to brokers for cash collateral received	704,000
Periodic and termination payments of swaps, net	1,781,466
Net cash used for foreign currency transactions	(3,008,584)
Increase in investment management fees payable	21,894
Decrease in interest payable for reverse repurchase agreements	(8,523)
Increase in accrued expenses and other liabilities	575,664
Net cash provided by operating activities*	53,498,165

Cash Flows used for Financing Activities:
Decrease in payable for reverse repurchase agreements	(40,379,501)
Cash dividends paid (excluding reinvestment of dividends of $1,758,458)	(13,471,736)
Net cash used for financing activities	(53,851,237)
Net decrease in cash	(353,072)
Cash at beginning of period	770,326
Cash at end of period	$417,254
*	Included in operating expenses is cash paid for interest primarily related to participation in reverse repurchase agreement transactions of $667,693.

See Accompanying Notes to Financial Statements	7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	27

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Strategic Global Government Fund, Inc. (the “Fund”) commenced operations on February 24, 1994. The Fund was organized as a Maryland corporation and registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, as a non-diversified, closed-end management investment company. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has 500 million of $0.00001 par value per share of common stock authorized.

The Fund’s primary investment objective is to generate, over time, a level of income higher than that generated by high-quality, intermediate-term U.S. debt securities. As a secondary objective, the Fund seeks to maintain volatility in the net asset value of the shares of the Fund comparable to that of high quality, intermediate-term U.S. debt securities. There is no guarantee that the Fund will meet its stated objective.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Fund’s financial statements. The Fund’s NAV is normally

28	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the six months ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/10
Investments in Securities – Assets
U.S. Government Agency Securities	—	$632,400,704	$3,406,570	$635,807,274
Corporate Bonds & Notes:
Airlines	—	3,210,000	9,136,763	12,346,763
Utilities	$2,010,000	—	—	2,010,000
All Other	—	206,965,063	—	206,965,063
Mortgaged-Backed Securities	—	142,184,810	—	142,184,810
Senior Loans:
Financial Services		15,023,431	—	15,023,431
Utilities	1,547,500	—	—	1,547,500
Asset-Backed Securities	—	9,233,791	—	9,233,791
Sovereign Debt Obligations	—	2,195,000	—	2,195,000
Convertible Preferred Stock	—	1,515,940	—	1,515,940
Municipal Bonds	—	1,409,078	—	1,409,078
Common Stock	—	96,789	—	96,789
Warrants	—	24,258	—	24,258
Short-Term Investments	—	29,514,880	—	29,514,880

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	29

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/10
Options Purchased:
Interest Rate Contracts	—	$2	—	$2

Total Investments in Securities – Assets	$3,557,500	$1,043,773,746	$12,543,333	$1,059,874,579

Other Financial Instruments* – Assets
Credit Contracts	—	$3,605,053	—	$3,605,053
Foreign Exchange Contracts	—	7,578	—	7,578

Total Other Financial Instruments * – Assets	—	$3,612,631	—	$3,612,631

Other Financial Instruments* – Liabilities
Credit Contracts	—	$(19,415)	—	$(19,415)
Interest Rate Contracts	—	(7,996,566)	—	(7,996,566)
Foreign Exchange Contracts	—	(1,360,353)	—	(1,360,353)

Total Other Financial Instruments * – Liabilities	—	$(9,376,334)	—	$(9,376,334)

Total Investments	$3,557,500	$1,038,010,043	$12,543,333	$1,054,110,876

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers into and out of Levels 1 and 2 during the six months ended July 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended July 31, 2010, was as follows:

	Beginning Balance 1/31/10	Net Purchases (Sales) and Settlements	Accrued Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 7/31/10
Investments in Securities – Assets
U.S. Government Agency Securities	$3,441,338	$(96,895)	$900	$2,342	$58,885	—	—	$3,406,570
Corporate Bonds & Notes:
Airlines	7,505,385	1,314,914	15,958	13,953	286,553	—	—	9,136,763
Mortgage-Backed Securities	215,345	(40,149)	227	(1,976)	(5,201)	—	$(168,246)	—
Common Stock:
Oil, Gas & Consumable Fuels	92,180	—	—	—	4,609	—	(96,789)	—
Warrants	21,449	—	—	—	2,809	—	(24,258)	—

Total Investments	$11,275,697	$1,177,870	$17,085	$14,319	$347,655	—	$(289,293)	$12,543,333

**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

30	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at July 31, 2010, was $347,755. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Paydown gains and losses are netted and recorded as interest income on the Statement of Operations.

(d) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund’s management has determined that its evaluation has resulted in no material impact to the Fund’s financial statements at July 31, 2010. The Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions

The Fund declares dividends from net investment income monthly to shareholders. Distributions of net realized capital gains, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(f) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Fund’s Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	31

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(g) Senior Loans

The Fund purchases assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Mortgage Dollar Rolls

Mortgage dollar rolls involve the Fund selling securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, same or similar interest and maturity) securities on a specified future date. The difference between the selling price and future purchase price is an adjustment to interest income on the Statement of Operations. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund accounts for rolls as financing transactions. The Fund’s dollar roll transactions are intended to enhance the Fund’s yield by earning a spread between the yield on the underlying mortgage securities and short-term interest rates. At July 31, 2010, $583,684 in dollar roll commitments were outstanding.

(i) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(j) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent a Fund does not cover its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Fund’s uncovered obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security

32	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(l) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may have made it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(m) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Fund.

(o) Interest Expense

Interest expense primarily relates to the Fund’s participation in reverse repurchase agreement transactions. Interest expense is recorded as it is incurred.

2. Principal Risks

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Fund also is exposed to various risks such as, but not limited to, interest rate, market price, foreign currency and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	33

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

2. Principal Risks (continued)

income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changed but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will note generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the cares of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

The Fund is exposed to credit risk which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

The Fund is subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations will subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

Similar to credit risk, the Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Fund’s sub-adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and

34	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

2. Principal Risks (continued)

counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The market values of equity securities, such as common and preferred stock, or equity-related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Fund.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Fund is also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provision for, initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc. (“SLH”), a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of SLH. Lehman Brothers International (Europe) (“LBI”) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. (“LBSF”) filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had credit default swap agreements and securities transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. On September 23, 2009, LBSF returned all cash collateral to the Fund and the Fund paid all outstanding liabilities owed to LBSF. The remaining balances due to SLH are included in

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	35

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

2. Principal Risks (continued)

payable to broker on the Statement of Assets and Liabilities. On September 3, 2010, the Fund paid $32,652 plus interest to SLH.

3. Financial Derivative Instruments

Disclosure about derivative instruments and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivative instruments, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value and recognizes changes in fair value through the Fund’s Statement of Operations, and such derivatives do not qualify for hedge accounting treatment. Derivative notional amounts and values as of July 31, 2010, which are disclosed in the accompanying Notes to Financial Statements, are indicative of the volume of the Fund’s derivatives activities during the reporting period.

(a) Option Transactions

The Fund purchases and writes (sells) put and call options on securities for hedging purposes, risk management purposes or otherwise as part of its investment strategies. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities, if any, are reflected as options written in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from its current market value.

(b) Swap Agreements

Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund enters into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Fund’s Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized

36	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

gain or loss on the Fund’s Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Fund’s Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Fund’s Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund uses credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund uses credit default swaps on asset-backed

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	37

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Fund bears exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund uses credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed later in the Notes to Financial Statements (see5(a)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31, 2010 for which the Fund is the seller of protection are disclosed later in the Notes to Financial Statements (see 5(a)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction

38	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

(c) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund also enters into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain (loss) reflected in the Fund’s Statement of Assets and Liabilities.

Fair Value of Derivative Instruments at July 31, 2010

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure.

The effect of derivative instruments on the Fund’s Statement of Assets and Liabilities at July 31, 2010:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Investments, at value (options purchased)	$2	—	—	$2
Unrealized appreciation of swaps	—	$3,605,053	—	3,605,053
Unrealized appreciation of forward foreign currency contracts	—	—	$7,578	7,578

Total asset derivatives	$2	$3,605,053	$7,578	$3,612,633

Liability derivatives:
Unrealized depreciation of swaps	$(7,996,566)	$(19,415)	—	$(8,015,981)
Unrealized depreciation of forward foreign currency contracts	—	—	$(1,360,353)	(1,360,353)

Total liability derivatives	$(7,996,566)	$(19,415)	$(1,360,353)	$(9,376,334)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended July 31, 2010:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Investments (options purchased)	$(28,711)	—	—	$(28,711)
Swaps	(1,433,022)	$911,723	—	(521,299)
Foreign currency transactions	—	—	$9,442,963	9,442,963

Total net realized gain (loss)	$(1,461,733)	$911,723	$9,442,963	$8,892,953

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	39

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$(25,662)	—	—	$(25,662)
Swaps	(6,903,278)	$(452,695)	—	(7,355,973)
Foreign currency transactions	—	—	$(3,865,647)	(3,865,647)

Total net change in unrealized appreciation/depreciation	$(6,928,940)	$(452,695)	$(3,865,647)	$(11,247,282)

4. Investment Manager/Sub-Adviser

The Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Directors, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

The Investment Manager has retained the Sub-Adviser to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager, not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investments in Securities

Purchases and sales of investments, other than short-term securities and U.S. government obligations for the six months ended July 31, 2010, were $187,000,073 and $173,476,254, respectively. Purchases and sales in U.S. government obligations were $755,156,086 and $1,109,373,986, respectively.

(a) Credit default swap agreements:

Sell protection swap agreements outstanding at July 31, 2010(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s)(3)	Credit Spread(2)	Termination Date	Payments Received	Market Value(4)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
BNP Paribas:
General Electric	$800	1.88%	12/20/13	4.60%	$74,414	—	$74,414
Citigroup:
American Express	500	0.65%	12/20/13	4.30%	63,472	—	63,472
SLM	2,900	6.43%	12/20/13	5.00%	(101,903)	$(350,000)	248,097
Deutsche Bank:
American International Group	3,000	2.45%	3/20/13	2.10%	(19,415)	—	(19,415)
General Electric	4,100	1.88%	12/20/13	4.78%	405,352	—	405,352
General Electric	8,000	1.88%	12/20/13	4.82%	802,964	—	802,964
ING Bank	€5,000	1.55%	6/20/11	1.40%	2,231	—	2,231
SLM	$4,000	6.43%	12/20/13	5.00%	(140,556)	(490,000)	349,444

40	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

5. Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s)(3)	Credit Spread(2)	Termination Date	Payments Received	Market Value(4)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Merrill Lynch:
American Express	$8,000	0.65%	12/20/13	4.10%	$960,190	—	$960,190
SLM	8,000	6.43%	12/20/13	5.00%	(281,111)	$(980,000)	698,889

					$1,765,638	$(1,820,000)	$3,585,638

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) Interest rate swap agreements outstanding at July 31, 2010:

Swap Counterparty	Notional Amount (000s)	Termination Date	Rate Type		Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
			Payments Made	Payments Received
Barclays Bank	$6,600	12/16/19	4.00%	3-Month USD-LIBOR	$(698,307)	$(210,540)	$(487,767)
Citigroup	26,900	6/16/15	4.00%	3-Month USD-LIBOR	(3,001,945)	(1,542,715)	(1,459,230)
Morgan Stanley	5,800	6/16/15	4.00%	3-Month USD-LIBOR	(647,260)	(301,310)	(345,950)
Royal Bank of Scotland	30,000	6/16/20	4.00%	3-Month USD-LIBOR	(3,113,623)	636,000	(3,749,623)
Royal Bank of Scotland	21,000	6/16/20	4.00%	3-Month USD-LIBOR	(2,179,536)	(225,540)	(1,953,996)

					$(9,640,671)	$(1,644,105)	$(7,996,566)

LIBOR – London Inter-Bank Offered Rate

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	41

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

5. Investments in Securities (continued)

(c) Forward foreign currency contracts outstanding at July 31, 2010:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value July 31, 2010	Unrealized Appreciation (Depreciation)
Purchased:
174,000 Euro settling 8/3/10	Citigroup	$223,984	$226,687	$2,703
8,892,000 Japanese Yen settling 8/23/10	Royal Bank of Scotland	102,672	102,624	(48)
Sold:
2,600,000 Australian Dollar settling 10/29/10	Deutsche Bank	2,300,142	2,330,059	(29,917)
6,277,000 British Pound settling 9/23/10	Bank of America	9,302,702	9,828,113	(525,411)
849,000 Canadian Dollar settling 8/16/10	Goldman Sachs	798,477	824,188	(25,711)
1,877,000 Euro settling 10/26/10	BNP Paribas	2,423,528	2,444,914	(21,386)
9,921,000 Euro settling 8/24/10	JPMorgan Chase	12,929,811	12,924,936	4,875
10,125,000 Euro settling 8/3/10	Royal Bank of Scotland	12,435,414	13,190,842	(755,428)
10,361,000 Japanese Yen settling 8/23/10	HSBC Bank	117,126	119,578	(2,452)

				$(1,352,775)

At July 31, 2010, the Fund held $3,100,000 in cash as collateral for derivative contracts and delayed delivery securities. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(d) Open reverse repurchase agreements at July 31, 2010 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.49%	7/12/10	8/11/10	$11,887,735	$11,884,500
	0.50%	7/9/10	8/10/10	36,267,145	36,255,563
Barclays Bank	(0.50)%	7/1/10	6/30/12	4,752,953	4,755,000
	0.26%	7/14/10	8/12/10	88,670,526	88,659,000
	0.31%	7/14/10	8/12/10	80,534,481	80,522,000
	0.48%	7/9/10	8/9/10	999,306	999,000
	0.48%	7/12/10	8/11/10	6,404,707	6,403,000
	0.70%	7/12/10	8/11/10	7,132,773	7,130,000
Credit Suisse First Boston	0.30%	7/14/10	8/12/10	21,414,212	21,411,000
	0.50%	7/30/10	8/30/10	9,540,265	9,540,000
	0.60%	7/30/10	8/30/10	431,014	431,000
Goldman Sachs	0.25%	7/28/10	8/12/10	5,000,139	5,000,000
Greenwich	0.25%	7/14/10	8/12/10	107,585,446	107,572,000
	0.55%	7/9/10	8/10/10	13,590,774	13,586,000
JPMorgan Chase	0.60%	7/12/10	8/11/10	2,714,905	2,714,000
	0.70%	7/12/10	8/11/10	3,903,517	3,902,000
Morgan Stanley	0.50%	7/8/10	8/9/10	2,822,941	2,822,000

					$403,586,063

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended July 31, 2010 was $412,751,663 at a weighted average interest rate of 0.32%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2010 was $443,083,985.

At July 31, 2010, the Fund held $364,461, $1,780,000 and $1,085,000 in principal value of U.S. Government Agency securities, Corporate Bonds and U.S. Treasury Bills, respectively, as collateral for open reverse repurchase agreements. Collateral received in the form of securities will not be pledged.

42	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2010 (unaudited)

6. Income Tax Information

Net investment income and net realized gains differ for financial statement and federal income tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended July 31, 2010, the Fund received $750,159 from swap agreements, which are treated as net realized gain for financial statement purposes and as net income for federal income tax purposes.

The cost basis of portfolio securities of $1,014,924,742 is substantially the same for both federal income tax purposes and financial reporting purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $56,809,780; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $11,859,943; and net unrealized appreciation for federal income tax purposes is $44,949,837.

7. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multidistrict litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, the Sub-Adviser is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when the Sub-Adviser held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. The Sub-Adviser currently believes that the complaint is without merit and the Sub-Adviser intends to vigorously defend against this action.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

8. Subsequent Events

On August 2, 2010, a dividend of $0.075 per share was declared to common shareholders payable September 1, 2010 to shareholders of record on August 12, 2010.

On September 1, 2010, a dividend of $0.075 per share was declared to common shareholders payable September 29, 2010 to shareholders of record on September 13, 2010.

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	43

PIMCO Strategic Global Government Fund, Inc. Financial Highlights

For a share outstanding throughout each period:

	Six Months ended July 31, 2010 (unaudited)		Year ended January 31,
			2010	2009		2008	2007	2006
Net asset value, beginning of period	$9.08		$7.46	$9.84		$10.12	$10.39	$11.01
Investment Operations:
Net investment income	0.58		1.13	0.89		0.60 (1)	0.65 (1)	0.75 (1)
Net realized and change in unrealized gain (loss) on investments, futures contracts, swaps and foreign currency transactions	0.61		1.83	(2.05)		(0.07)	(0.09)	(0.48)
Total from investment operations	1.19		2.96	(1.16)		0.53	0.56	0.27
Dividends to Shareholders from Net Investment Income	(0.40)		(1.34)	(1.22)		(0.81)	(0.83)	(0.89)
Net asset value, end of period	$9.87		$9.08	$7.46		$9.84	$10.12	$10.39
Market price, end of period	$11.46		$10.73	$9.51		$10.39	$11.14	$11.58
Total Investment Return (2)	11.11%		29.83%	4.63%		1.02%	4.21%	(2.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000s)	$386,745		$354,117	$286,061		$371,168	$378,385	$382,618
Ratio of expenses to average net assets, including interest expense (3)	1.40	%(5)	1.63%	3.01	%(4)	5.48%	3.03%	1.52%
Ratio of expenses to average net assets, excluding interest expense	1.04	%(5)	1.05%	1.18	%(4)	1.07%	1.06%	1.06%
Ratio of net investment income to average net assets	12.44	%(5)	13.84%	9.96%		5.98%	6.42%	6.99%
Portfolio turnover	93%		241%	110%		154%	123%	361%

(1)	Calculated on average shares outstanding.
(2)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale of share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(3)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(5)	Annualized.

44	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Annual Shareholder Meeting

Results/Changes to Board of Directors/Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Fund held its annual meeting of shareholders on July 21, 2010. Shareholders voted as indicated below:

	Affirmative	Withheld Authority
Election of James A. Jacobson — Class I to serve until 2013	35,427,568	1,003,930
Re-election of William B. Ogden, IV — Class I to serve until 2013	35,364,643	1,066,855
Election of Alan Rappaport — Class III to serve until 2012	35,402,318	1,029,180

Messrs. Paul Belica, Hans E. Kertess and John C. Maney* continue to serve as Directors of the Fund.

*	Interested Director

Changes to Board of Directors:

Robert E. Connor served as Director of the Fund until his death on April 8, 2010.

Effective June 22, 2010, the Fund’s Board of Directors appointed Alan Rappaport as a Director.

R. Peter Sullivan, III retired from the Fund’s Board of Directors effective July 31, 2010.

Effective September 21, 2010, the Fund’s Board of Directors appointed Brad Gallagher as a Director.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Fund’s shareholder servicing agent at (800) 254-5197; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	45

PIMCO Strategic Global Government Fund, Inc. Matters Relating to the Directors’

Consideration of the Investment

Management & Portfolio

Management Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Directors (the “Directors”) and a majority of the non-interested Directors (the “Independent Directors”), voting separately, annually approve the continuance of the Fund’s Management Agreements with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Directors met in person on June 22-23, 2010 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Directors were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Directors, including a majority of the Independent Directors, concluded that the continuation of the Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2010.

In connection with their deliberations regarding the continuation of the Agreements, the Directors, including the Independent Directors, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Directors considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreements.

In connection with the contract review meeting, the Directors received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Fund for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, (iv) the estimated profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund for the one year period ended March 31, 2010, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Directors’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Directors and were not the result of any single factor. Some of the factors that figured particularly in the Directors’ deliberations are described below, although individual Directors may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Directors examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage

46	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

PIMCO Strategic Global Government Fund, Inc. Matters Relating to the Directors’

Consideration of the Investment

Management & Portfolio

Management Agreements (unaudited)

the Fund. In addition, the Directors reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objective and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Directors also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Directors took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Directors considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Directors specifically took note of how the Fund compared to its Lipper peers as to performance, management fee expense and total expenses. The Directors noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Fund compared to its Lipper peer categories. The Directors noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

The Directors noted that the expense group for the Fund provided by Lipper is small, consisting of a total of three leveraged closed-end funds, not including the Fund. The Directors also noted that average net assets of the common shares of the three funds ranged from $126.6 million to $889.8 million, and that one of the funds is larger in asset size than the Fund. The Directors also noted that the Fund was ranked first out of three funds in the expense peer group for actual management fees and also first out of three funds for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked third having the highest fees/expenses in the peer group).

With respect to performance, the Directors also noted that the Fund’s performance had recently improved. Specifically, the Directors noted that the Fund outperformed its benchmark and had second quintile performance for the one-year period ended March 31, 2010. The Directors also noted that the Fund had first quintile performance for the three-year and five-year periods ended March 31, 2010 and third quintile performance for the ten-year period ended March 31, 2010. At the request of the Directors, the Investment Manager and Sub-Adviser agreed to continue to provide performance information related to the Fund on a monthly basis.

Because the Sub-Adviser does not manage any funds or institutional separate accounts with investment strategies similar to the Fund, the Directors did not consider the management fees charged by the Sub-Adviser to other clients.

Based on a profitability analysis provided by the Investment Manager, the Directors also considered the estimated profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that such profitability was down from last year and did not appear to be excessive.

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	47

PIMCO Strategic Global Government Fund, Inc. Matters Relating to the Directors’

Consideration of the Investment

Management & Portfolio

Management Agreements (unaudited)

The Directors also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Directors did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Directors considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Directors concluded with respect to the Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

48	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.10

Directors	Fund Officers
Hans W. Kertess Chairman of the Board of Directors	Brian S. Shlissel President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Brad Gallagher
James A. Jacobson	Thomas J. Fuccillo Vice President, Secretary & Chief Legal Officer
John C. Maney
William B. Ogden, IV	Scott Whisten Assistant Treasurer
Alan Rappaport
R. Peter Sullivan	Richard J. Cochran Assistant Treasurer
Youse E. Guia Chief Compliance Officer
Kathleen A. Chapman Assistant Secretary
Lagan Srivastava Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania Avenue

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106-2797

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Strategic Global Government Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 254-5197.

7.31.10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

AZ602SA_073110

ITEM 2.	CODE OF ETHICS

(a)	N/A

(b)	The CODE OF ETHICS PURSUANT TO SECTION 406 OF THE SARBANES-OXLEY ACT OF 2002 FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS (the “Code”) was updated to remove interested trustees from being subject to the Code, which is not required under Section 406 of the Sarbanes-Oxley Act of 2002. The Code also was updated to remove examples of specific conflict of interest situations and to add an annual certification requirement for Covered Officers. In addition, the approval of ratification process for material amendments to the Code was clarified to include approval by a majority of the independent trustees. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-254-5197. The Investment Manager’s code of ethics is included as an exhibit Exhibit 99.CODE ETH hereto.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.	EXHIBITS

(a) (1) Exhibit 99.CODE ETH — Code of Ethics

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Strategic Global Government Fund, Inc.

By:	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date:	October 4, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	October 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date:	October 4, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	October 4, 2010